Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of contract assets and contract liabilities from contracts with customers
The following table provides information about receivables, contract assets and contract liabilities from our contracts with customers:

(In US$ millions)	2018	2017
Accounts receivable, net	$150.9	$254.1
Current contract liabilities (deferred revenues) (1)	4.0	5.3
Non-current contract liabilities (deferred revenues) (1)	2.4	4.1
(1)  Current contract assets and liabilities balances are included in "Other current assets" and "Other current liabilities", respectively in our Consolidated Balance Sheets as of December 31, 2018.

Schedule of deferred contract costs
Significant changes in the contract assets and the contract liabilities balances during the year ended December 31, 2018 are as follows:

(In US$ millions)	Net Contract balances
Contract liabilities at December 31, 2017	(9.4)
Decrease due to amortization of revenue that was included in the beginning contract liability balance	4.6
Increase due to cash received, excluding amounts recognized as revenue	(1.6)
Contract liabilities at December 31, 2018	(6.4)
Certain direct and incremental costs that are expected to be recovered, relate directly to a contract, and enhance resources that will be used in satisfying our performance obligations in the future. Such costs are deferred and amortized ratably to contract drilling expense as services are rendered over the initial term of the related drilling contract. Deferred contract revenue during the year ended December 31, 2018 and 2017 are as follows:

(In US$ millions)	Net Deferred Contract costs
Opening deferred contract costs at December 31, 2017	0.3
Decrease due to amortization of costs that were included in the beginning balance	(2.3)
Increase due to contract costs incurred, excluding amounts recognized as operating expenses	14.6
Closing deferred contract costs at December 31, 2018	12.6